Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 22 – Quarterly Financial Data (Unaudited)

(Dollars in thousands)

				Earnings Per Share
	Interest Income	Net Interest Income	Net Income	Basic	Fully Diluted

2011
First Quarter	$5,282	$4,345	$704	$0.21	$0.21
Second Quarter	5,386	4,472	904	0.28	0.28
Third Quarter	5,399	4,523	886	0.27	0.27
Fourth Quarter	5,408	4,582	1,019	0.31	0.31

2010
First Quarter	$5,438	$4,060	$644	$0.20	$0.20
Second Quarter	5,494	4,210	669	0.20	0.20
Third Quarter	5,507	4,289	739	0.23	0.23
Fourth Quarter	5,522	4,436	659	0.20	0.20

There were no significant fluctuations in the quarterly financial data in 2010 or 2011. The growth in net income that occurred in 2011 was due to increased net interest income and noninterest income.